Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Schedule of Interest rates contracted
	December 31, 2021	December 31, 2020	Interest rate
Bonds
Private Bonds – 5th Issuance - series 1	-	100,892	CDI + 1.15% p.a.
Private Bonds – 5th Issuance - series 2	104,844	102,868	CDI + 1.00% p.a.
Private Bonds – 6th Issuance - series 2	210,920	206,733	CDI + 1.70% p.a.
Private Bonds – 7th Issuance - single	-	381,850	CDI + 1.15% p.a.
Bonds – 1st Issuance - single	514,574	-	CDI + 2.30% p.a.
Financing and Lease Liabilities - Mind Makers	888	998	TJPLP + 5% p.a.
Financing and Lease Liabilities	160,542	173,103	IPCA
Accounts Payable for Business Combination	532,313	48,055	100% CDI
Loans from related parties	-	20,884	CDI + 3.57%
	1,524,081	1,035,383

Schedule of financial liabilities by maturity ranges
December 31, 2021	Less than one year	Between one and two years	Over two years	Total
Bonds and financing (Note 14)	281,491	51,063	498,672	831,226
Lease Liabilities (Note 16)	26,636	26,781	107,125	160,542
Accounts Payable for business combination (Note 18)	20,502	35,685	476,126	532,313
Suppliers (Note 15)	167,168	-	-	167,168
Reverse Factoring (Note 15)	97,619	-	-	97,619
Other liabilities - related parties (Note 20)	39,271	-	-	39,271
	632,688	113,529	1,081,923	1,828,140

Schedule of financial liabilities by maturity ranges for estimated amounts payable based on undiscounted contractual amounts
December 31, 2021	Less than one year	Between one and two years	Over two years	Total
Bonds and financing	314,679	57,083	557,466	929,228
Lease Liabilities	29,776	29,938	119,755	179,469
Accounts Payable for business combination	22,919	39,893	532,261	595,073
Suppliers	167,168	-	-	167,168
Reverse Factoring	104,052	-	-	104,052
Other liabilities - related parties	39,271	-	-	39,271
	677,866	126,914	1,209,482	2,014,262

Schedule of calculation of gearing ratio
	December 31, 2021	December 31, 2020
Net debt (i)	1,518,247	1,138,988
Total shareholders' equity	4,665,209	4,785,317
Total capitalization (ii)	3,146,963	3,646,329
Gearing ratio - % - (iii)	48%	31%
(i)	Net debt comprises financial liabilities (note 7) net of cash and cash equivalents.
(ii)	Refers to the difference between Shareholders’ Equity and Net debt.
(iii)	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.

Schedule of sensitivity analysis of potential losses from financial instruments
	Index - % per year	Balance as of December 31, 2021	Base scenario	Scenario I	Scenario II
Financial Assets	101.58% of CDI	292,021	34,973	43,717	52,460
Marketable Securities	100.95% CDI	166,349	19,799	24,749	29,698
		458,370	54,772	68,466	82,158
Accounts Payable for Business Combination	100% of CDI	(532,313)	(62,760)	(78,450)	(94,140)
Lease liabilities	CDI + 1.28%	(160,542)	(18,928)	(23,660)	(28,392)
Bonds and financing	CDI + 1.66%	(831,226)	(111,800)	(139,750)	(167,700)
		(1,524,081)	(193,488)	(241,860)	(290,232)
Net exposure		(1,065,711)	(138,716)	(173,394)	(208,074)
Interest Rate -% p.a	-	-	11.79%	14.74%	17.69%
	-	-	-	25%	50%